Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not currently grant stock options as part of our equity-based incentive compensation program. In 2024, our NEOs and certain other employees received RSUs and PSUs. The number of RSUs and PSUs granted to each recipient is determined by dividing the individual’s award value by the average closing price for our Common Stock over the five days preceding the date of grant.
Equity awards are not granted in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates. The Compensation Committee approves annual equity-based incentive awards at approximately the same time every year, although in certain circumstances, including the appointment of a director or the hiring or promotion of an officer, the Compensation Committee may approve grants to be effective at other times. The timing of grants is in accordance with our yearly compensation cycle and generally occurs after the Compensation Committee meeting in February of each year. The Company has not timed the disclosure of material nonpublic information to affect the value of compensation. Any coordination between a grant and the release of information that could be expected to affect such grant’s value is precluded by the predetermined schedule. While the grant date for 2024 equity awards was in June 2024, the Compensation Committee approved NEO equity awards at its February 2024 meeting, subject to stockholder approval at the 2024 annual meeting stockholders of our 2024 EIP.

Award Timing Method	Equity awards are not granted in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company has not timed the disclosure of material nonpublic information to affect the value of compensation.
MNPI Disclosure Timed for Compensation Value	false